Acquisition of Qianhai Baiyu (Details) - Schedule of amount of revenue and net loss	12 Months Ended
Dec. 31, 2020 USD ($)
Schedule of amount of revenue and net loss [Abstract]
Net revenue	$ 13,859,161
Net income	$ 720,871